Principal Risk (Tables)	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Schedule of analyses the Group's concentration of equity price risk by country and region, and industry
	December 31, 2018	December 31, 2017
Country and Region
United States of America	$8,224,771	$10,462,483
Total	$8,224,771	$10,462,483

Industry
Pharmaceutical and biotechnology	$8,224,285	$10,443,175
Healthcare	486	19,308
Total	$8,224,771	$10,462,483